GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
8.	GOODWILL AND INTANGIBLE ASSETS

(a)	Goodwill

As of December 31, 2013 and 2012, the Company’s goodwill is as follows:

	2013	2013	2012
	USD	RMB	RMB
Goodwill	43,383	262,631	262,631
Less: accumulated impairment losses	(43,383)	(262,631)	(262,631)
Balance as of December 31	—	—	—

As a result of the continued significant decline in the price of the Company’s shares of common stock in 2011, the Company’s aggregate market value was significantly lower than the aggregate carrying value of the Company’s reporting units. Accordingly, the Company determined that the carrying amounts of goodwill exceeded their respective implied fair values of nil and recorded a goodwill impairment charge of RMB236,945 during the year ended December 31, 2011. The goodwill impairment charge did not impact debt covenants compliance under the Company’s existing credit facility.

(b)	Intangible Assets

The Company reviews long-lived assets, including its intangible assets subject to amortization, which for the Company are its customer relationships, supplier relationships, proprietary technology, proprietary designs, website and software asset, non-compete agreements, license agreement and order backlog, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset group to the future undiscounted net cash flows expected to be generated by those assets. If such assets are considered to be impaired, the impairment charge recognized is the amount by which the carrying amounts of the assets exceed the fair value of the assets.

As of December 31, 2013 and 2012, the Company’s intangible assets related to the Company’s acquisitions consisted of the following:

	As of December 31, 2013
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	87,851	5 to 12	49,374	38,477
Proprietary technology	7,798	3 to 6.5	7,303	495
Proprietary designs	1,627	3	1,627	—
Website and software asset	570	3 to 5	570	—
Non-compete agreements	51,749	1 to 6	29,697	22,052
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	155,149		94,125	61,024
Total (in USD)	25,628		15,548	10,080

	As of December 31, 2012
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	103,653	85,606
Supplier relationships	8,876	11.5	2,766	6,110
Proprietary technology	17,542	3 to 6.5	14,051	3,491
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	48,337	33,603
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		176,563	128,810

As a result of the Brilliant Transaction, the Company disposed the intangible assets with carrying amount of RMB44,010 in relation to the operations of the Second Disposal Group on November 20, 2013.

Amortization expense for intangible assets for the years ended December 31, 2013, 2012 and 2011 of RMB23,776 (USD3,928), RMB25,295 and RMB28,631 was included in selling, general and administrative expenses, respectively. Estimation for amortization expense for the next five years is: RMB11,626 in 2014, RMB11,626 in 2015, RMB11,408 in 2016, RMB4,832 in 2017 and RMB4,236 in 2018.